Disclosures on equity - Movements in Other Reserves and Changes in Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosures Of Equity [Line Items]
Opening balance	$ (37,416)	$ 114,870	$ (31,125)
Movement of reserves	127,755	(212,441)	188,138
Impact to Income statement	(7,845)	8,773	18,566
Income taxes	(1,163)	51,382	(60,709)
Reclassification to retained earnings			0
Closing balance	81,331	(37,416)	114,870
Foreign currency translation difference, before taxes
Disclosures Of Equity [Line Items]
Opening balance	(38,024)	(4,921)	(8,042)
Movement of reserves	49,848	(33,103)	3,121
Impact to Income statement	0	0	0
Income taxes	0	0	0
Reclassification to retained earnings			0
Closing balance	11,824	(38,024)	(4,921)
Reserve for cash flow hedges, before taxes
Disclosures Of Equity [Line Items]
Opening balance	10,018	(1,275)	(19,967)
Movement of reserves	4,153	2,520	126
Impact to Income statement	(7,845)	8,773	18,566
Income taxes	0	0	0
Reclassification to retained earnings			0
Closing balance	6,326	10,018	(1,275)
Reserve for cash flow hedges, deferred taxes
Disclosures Of Equity [Line Items]
Opening balance	(2,704)	345	5,392
Movement of reserves	0	0	0
Impact to Income statement	0	0	0
Income taxes	997	(3,049)	(5,047)
Reclassification to retained earnings			0
Closing balance	(1,707)	(2,704)	345
Reserve for actuarial gains and losses from defined benefit plans, before taxes
Disclosures Of Equity [Line Items]
Opening balance	(14,854)	(17,991)	(12,155)
Movement of reserves	(1,522)	3,137	(5,836)
Impact to Income statement	0	0	0
Income taxes	0	0	0
Reclassification to retained earnings			0
Closing balance	(16,376)	(14,854)	(17,991)
Reserve for actuarial gains and losses from defined benefit plans, deferred taxes
Disclosures Of Equity [Line Items]
Opening balance	3,675	4,537	2,957
Movement of reserves	0	0	0
Impact to Income statement	0	0	0
Income taxes	469	(862)	1,580
Reclassification to retained earnings			0
Closing balance	4,144	3,675	4,537
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income, before taxes
Disclosures Of Equity [Line Items]
Opening balance	(7,861)	175,428	(15,081)
Movement of reserves	9,737	(183,289)	190,509
Impact to Income statement	0	0	0
Income taxes	0	0	0
Reclassification to retained earnings			0
Closing balance	1,876	(7,861)	175,428
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income, deferred taxes
Disclosures Of Equity [Line Items]
Opening balance	2,159	(53,134)	4,108
Movement of reserves	0	0	0
Impact to Income statement	0	0	0
Income taxes	(2,629)	55,293	(57,242)
Reclassification to retained earnings			0
Closing balance	(470)	2,159	(53,134)
Other reserves, before taxes
Disclosures Of Equity [Line Items]
Opening balance	10,175	11,881	11,663
Movement of reserves	65,539	(1,706)	218
Impact to Income statement	0	0	0
Income taxes	0	0	0
Reclassification to retained earnings			0
Closing balance	75,714	10,175	11,881
Total reserves, reserves
Disclosures Of Equity [Line Items]
Opening balance	(40,546)	163,122	(43,582)
Movement of reserves	127,755	(212,441)	188,138
Impact to Income statement	(7,845)	8,773	18,566
Income taxes	0	0	0
Reclassification to retained earnings			0
Closing balance	79,364	(40,546)	163,122
Total reserves, deferred taxes
Disclosures Of Equity [Line Items]
Opening balance	3,130	(48,252)	12,457
Movement of reserves	0	0	0
Impact to Income statement	0	0	0
Income taxes	(1,163)	51,382	(60,709)
Reclassification to retained earnings			0
Closing balance	$ 1,967	$ 3,130	$ (48,252)